Note 3 - Securities Available For Sale (Details) - Summary of Contractual Maturity Adjusted for Scheduled Repayments of Principal and Projected Prepayments (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Summary of Contractual Maturity Adjusted for Scheduled Repayments of Principal and Projected Prepayments [Abstract]
Due one year or less	$ 77,995
Due one year or less	77,645
Due after one year through five years	29,903
Due after one year through five years	29,929
Due after five years through ten years	31
Due after five years through ten years	33
Due after ten years	758
Due after ten years	349
Total	108,687
Total	$ 107,956	$ 85,891